Statement of Changes in Net Assets Available for Benefits - EBP 001	12 Months Ended
Dec. 31, 2025 USD ($)
Contributions:
Participants	$ 276,509
Employer	145,782
Total contributions	422,291
Investment income (loss):
Net appreciation (depreciation) in fair value of investments	737,329
Dividends and interest	147,966
Total net investment income (loss)	885,295
Interest on notes receivable from participants	31,546
Total additions	1,339,132
Deductions
Benefit payments to participants	(2,254,101)
Administrative expenses	(3,298)
Total deductions	(2,257,399)
Net Increase (Decrease) in Net Assets Available for Benefits	(918,267)
Beginning of year	10,076,451
End of year	$ 9,158,184